DECOMMISSIONING LIABILITIES - Rollforward of Decommissioning Liabilities (Details) - Provision for decommissioning liabilities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance, beginning of year	$ 62,844	$ 96,423
Incurred on development activities	1,501	911
Acquired through business combinations	0	552
Revisions on estimates	3,210	(2,292)
Decommissioning costs incurred	(2,758)	(2,927)
Reversed on dispositions	(5,473)	(31,536)
Accretion expense	1,287	1,713
Balance, end of year	$ 60,611	$ 62,844